Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
CURRENT ASSETS
Cash and cash equivalents	$ 6,068	$ 13,741
Trade accounts receivable, net	29,248	30,588
Other accounts receivable	6,149	4,970
Inventories, net	21,248	18,852
Assets held for sale	2,100	1,378
Other current assets	2,447	1,946
Total current assets	67,260	71,475
NON-CURRENT ASSETS
Equity accounted investees	9,492	8,572
Other investments and non-current accounts receivable	5,271	5,758
Property, machinery and equipment, net	224,440	232,160
Goodwill and intangible assets, net	234,598	234,909
Deferred income tax assets	11,567	14,817
Total non-current assets	485,368	496,216
TOTAL ASSETS	552,628	567,691
CURRENT LIABILITIES
Short-term debt	883	16,973
Other financial obligations	12,739	19,362
Trade payables	49,846	46,428
Income tax payable	4,169	5,129
Other current liabilities	22,200	24,396
Liabilities directly related to assets held for sale	314	0
Total current liabilities	90,151	112,288
NON-CURRENT LIABILITIES
Long-term debt	182,074	177,022
Other financial obligations	12,028	12,859
Employee benefits	18,937	23,653
Deferred income tax liabilities	14,900	15,801
Other non-current liabilities	15,005	15,649
Total non-current liabilities	242,944	244,984
TOTAL LIABILITIES	333,095	357,272
Controlling interest:
Common stock and additional paid-in capital	145,322	144,654
Other equity reserves	11,869	13,483
Retained earnings	20,992	6,179
Net income	10,467	15,224
Total controlling interest	188,650	179,540
Non-controlling interest and perpetual debentures	30,883	30,879
TOTAL STOCKHOLDERS' EQUITY	219,533	210,419
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 552,628	$ 567,691